Lease Liabilities - Summary of quantitative information about lease liabilities (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance, January 1			$ 57,014	$ 61,926	$ 61,926	$ 67,000
Additions			2,940		9,721	8,065
Lease interest	$ 666	$ 757	1,361	$ 1,550	3,029	3,371	$ 2,586
Payments made against lease liabilities			(8,692)		(17,244)	(16,141)
Currency translation effects and other			338		(418)	(369)
Current portion of lease liabilities	13,127		13,127		13,906	14,693
Non-current portion of lease liabilities	39,834		39,834		43,108	47,233
Closing balance	$ 52,961		$ 52,961		$ 57,014	$ 61,926	$ 67,000